Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments classification
Total current financial assets	$ 19,580	$ 11,312
Total noncurrent financial assets	3,052	5,794
Total of financial assets	22,632	17,106
Total current financial liabilities	7,629	8,510
Total noncurrent financial liabilities	21,916	17,780
Total of financial liabilities	29,545	26,290
Amortized cost
Financial instruments classification
Total current financial liabilities	7,301	8,416
Total noncurrent financial liabilities	16,937	14,364
Total of financial liabilities	24,238	22,780
At fair value through profit or loss
Financial instruments classification
Total current financial liabilities	328	94
Total noncurrent financial liabilities	4,979	3,416
Total of financial liabilities	5,307	3,510
Amortized cost
Financial instruments classification
Total current financial assets	18,181	10,121
Total noncurrent financial assets	2,229	4,884
Total of financial assets	20,410	15,005
At fair value through OCI
Financial instruments classification
Total noncurrent financial assets	757	726
Total of financial assets	757	726
At fair value through profit or loss
Financial instruments classification
Total current financial assets	1,399	1,191
Total noncurrent financial assets	66	184
Total of financial assets	1,465	1,375
Cash and cash equivalents
Financial instruments classification
Total current financial assets	13,487	7,350
Total of financial assets	13,487	7,350
Cash and cash equivalents | Amortized cost
Financial instruments classification
Total current financial assets	13,487	7,350
Short-term investments
Financial instruments classification
Total current financial assets	771	826
Total of financial assets	771	826
Short-term investments | At fair value through profit or loss
Financial instruments classification
Total current financial assets	771	826
Accounts receivable
Financial instruments classification
Total current financial assets	4,993	2,529
Accounts receivable | Amortized cost
Financial instruments classification
Total current financial assets	4,499	2,452
Accounts receivable | At fair value through profit or loss
Financial instruments classification
Total current financial assets	494	77
Related parties
Financial instruments classification
Total current financial assets	195	319
Related parties | Amortized cost
Financial instruments classification
Total current financial assets	195	319
Judicial deposits
Financial instruments classification
Total noncurrent financial assets	1,268	3,133
Total of financial assets	1,268	3,133
Derivative financial instruments (note 19)
Financial instruments classification
Total current financial assets	134	288
Total noncurrent financial assets	66	184
Total of financial assets	200	472
Total current financial liabilities	328	94
Derivative financial instruments (note 19) | At fair value through profit or loss
Financial instruments classification
Total current financial liabilities	328	94
Derivative financial instruments (note 19) | At fair value through profit or loss
Financial instruments classification
Total current financial assets	134	288
Total noncurrent financial assets	66	184
Restricted cash
Financial instruments classification
Total noncurrent financial assets	38	151
Total of financial assets	38	151
Dividends payable
Financial instruments classification
Total current financial liabilities	1,220	1,560
Investments in equity securities
Financial instruments classification
Total noncurrent financial assets	757	726
Total of financial assets	757	726
Investments in equity securities | At fair value through OCI
Financial instruments classification
Total noncurrent financial assets	757	726
Related parties
Financial instruments classification
Total noncurrent financial assets	923	1,600
Total of financial assets	1,118	1,919
Related parties | Amortized cost
Financial instruments classification
Total noncurrent financial assets	923	1,600
Suppliers and contractors
Financial instruments classification
Total current financial liabilities	3,367	4,107
Suppliers and contractors | Amortized cost
Financial instruments classification
Total current financial liabilities	3,367	4,107
Derivative financial instruments (note 19)
Financial instruments classification
Total noncurrent financial liabilities	689	307
Liabilities related to the concession grant
Financial instruments classification
Total current financial liabilities	209
Total noncurrent financial liabilities	2,103
Liabilities related to the concession grant | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	2,103
Loans and borrowings
Financial instruments classification
Total current financial liabilities	1,136	1,439
Loans and borrowings | Amortized cost
Financial instruments classification
Total current financial liabilities	1,136	1,439
Loans and borrowings
Financial instruments classification
Total noncurrent financial liabilities	13,891	13,408
Loans and borrowings | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	13,891	13,408
Related parties
Financial instruments classification
Total current financial liabilities	725	980
Total noncurrent financial liabilities	943	956
Related parties | Amortized cost
Financial instruments classification
Total noncurrent financial liabilities	943	956
Other financial liabilities
Financial instruments classification
Total current financial liabilities	644	330
Other financial liabilities | Amortized cost
Financial instruments classification
Total current financial liabilities	644	330
Participative stockholders' debentures
Financial instruments classification
Total noncurrent financial liabilities	3,413	2,584
Participative stockholders' debentures | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial liabilities	3,413	2,584
Financial guarantees
Financial instruments classification
Total noncurrent financial liabilities	877	525
Financial guarantees | At fair value through profit or loss
Financial instruments classification
Total noncurrent financial liabilities	$ 877	$ 525